Organization and Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Nature of Business [Abstract]
Organization and Nature of Business

1. Organization and Nature of Business

XcelMobility Inc.

XcelMobility Inc. ("Xcel" or the "Company") was incorporated under the laws of the State of Nevada on December 27, 2007. Initial operations have included organization and incorporation, target market identification, marketing plans, and capital formation. The Company was no longer a development stage company after the Company started to generate revenues from various application of mobile device.

Share Cancellation

On August 11, 2011, Moses Carlo Supera Paez, a director and shareholder of the Company, surrendered 17,700,000 shares of common stock for cancellation. Further, on August 30, 2011, Mr. Paez surrendered an additional 7,350,000 shares of our common stock for cancellation and Mr. Jaime Brodeth, one of our former directors and a shareholder, surrendered 22,950,000 shares of our common stock for cancellation. As such, immediately prior to the Exchange Transaction as further discussed in detail later and after giving effect to the foregoing cancellations, the Company had 29,700,000 shares of common stock issued and outstanding. Immediately after the Exchange Transaction, the Company had 60,000,000 shares of common stock issued and outstanding.

CC Mobility Limited

CC Mobility Limited ("CC Mobility"), a company organized under the laws of Hong Kong, was formed on May 3, 2011 and has authorized capital of 10,000 shares with registered capital of HK$1,000 at HK$1 per share. At formation, CC Mobility Limited has issued 560 shares to CC Wireless Limited, a company organized under the laws of Hong Kong, and 440 shares to Sheen Ventures Limited, a company organized under the laws of Hong Kong. The Company is a holding company formed for the purpose of acquiring a target company to effect a reverse merger with a U.S. reporting company. The reverse merger was completed on August 30, 2011.

CC Power Investment Consulting Co. Ltd.

Shenzhen CC Power Investment Consulting Co. Ltd. ("CC Investment"), a wholly-owned subsidiary of CC Mobility, was incorporated on July 27, 2011 under the laws of the People's Republic of China ("PRC") as a wholly foreign owned limited liability company. The required registered capital is $2,000,000 and as of December 31, 2013, $400,000 of the registered capital has been contributed.

Shenzhen CC Power Corporation

Shenzhen CC Power Corporation ("CC Power") is a Chinese enterprise organized in the PRC on March 13, 2003 in accordance with the Laws of the People's Republic of China. The required registered capital of CC Power was approximately $1,547,000 (RMB 10,000,000) and as of December 31, 2013, CC Power has paid up approximately $346,000 (RMB2,526,000). In March 2011, Mr. Ryan Ge sold his 5% ownership in CC Power to the other shareholder, Xili Wang ("CC Power Shareholder"). Ms. Wang holds 100% ownership interest in CC Power at the end of the financial period.

CC Power is primarily engaged in the research, development and commercialization of applications for mobile devices that access the Internet utilizing mobile phone networks. CC Power's principal activity is the design, testing sale and support of software to support mobile internet applications on cellular phones, smart phones, tablets and mobile computers in China. The principal product designed and built by CC Power is its Mach 5 Accelerator. This product has been independently tested by all 3 mobile phone carriers in China and accesses the internet 5 times faster than with other mobile browsers. The speed of the Mach 5 browser enables CC Power to develop other mobile software that can leverage off the Mach 5 products speed of processing. In order to support CC Power products the Company has built a series of server locations throughout China. CC Power sells its products to corporations directly, to individual users via the company's website and retail locations, through distribution agents and through all three mobile phone carriers in China.

As noted above, the primary purpose of CC Power is to develop software that allows user faster access to the Internet. CC Power's primary focus is in the mobile Internet market, with a focus on providing software that significantly increases the speed that users of smartphones, tablets and laptops can access the Internet over cellular phone networks. CC Power also uses their technology to increase the speed at which users of Virtual Private Networks can access data from their networks.

Share Exchange Agreement

On August 30, 2011, the Company completed a voluntary share exchange transaction with Shenzhen CC Power Corporation, CC Mobility Limited and the shareholders of CC Mobility ("Selling Shareholders") pursuant to a Share Exchange Agreement dated July 5, 2011 (the "Exchange Agreement"). In accordance with the terms of Exchange Agreement, on the Closing Date, Xcel issued 30,300,000 shares of its common stock to the Selling Shareholders in exchange for 100% of the issued and outstanding capital stock of CC Mobility (the "Exchange Transaction"). As a result of the Exchange Transaction, there was a change of control in the Company as the Selling Shareholders of CC Mobility acquired 50.5% of Xcel's issued and outstanding common stock, CC Mobility became Xcel's wholly-owned subsidiary, and Xcel acquired the business and operations of CC Mobility and CC Power.

For accounting purposes, the merger transaction is being accounted for as a reverse merger. The transaction has been treated as a recapitalization of CC Mobility and its subsidiaries, with Xcel (the legal acquirer of CC Mobility and its subsidiaries) considered the accounting acquiree and CC Mobility whose management took control of Xcel (the legal acquire of CC Mobility) considered the accounting acquirer.

CC Power is owned by an individual but controlled by CC Investment through a series of contractual arrangements that transferred all of the benefits and responsibilities for the operations of CC Power to CC Investment. CC Investment accounts for CC Power as a Variable Interest Entity ("VIE") under ASC 810 "Consolidation." Accordingly, CC Investment consolidates CC Power's results, assets and liabilities.

Shenzhen Jifu Communication Technology Co., Ltd.

Shenzhen Jifu Communication Technology Co., Ltd ("Jifu"), was incorporated on April 16, 2001 under the laws of the People's Republic of China ("PRC") as a limited liability company. The required registered capital is RMB3,000,000 and all of the required registered capital has been contributed.

Jifu is primarily engaged in develops and distributes optical transmitters and receivers, electronic surveillance equipment, and other communications equipment. Jifu also engages in the purchase and sale of electronic products, network products, and communications equipment. In order to bolster its business, Jifu also engages in software research and development.

On May 7, 2013, the Company entered into and consummated a Stock Purchase Agreement (the "Agreement") with Shenzhen CC Power Investment Consulting Co., Ltd., a company organized under the laws of the People's Republic of China and an indirect wholly-owned subsidiary of the Company ("CC Power"), Shenzhen Jifu Communication Technology Co., Ltd. a company organized under the laws of the People's Republic of China ("Jifu") the shareholders of Jifu set forth in the signature page to the Agreement (the "Jifu Shareholders") and Hui Luo.

Pursuant to the terms and conditions of the Agreement, the Company will issue an aggregate of 27,000,000 shares of the Company's common stock (the "Purchase Shares") to the Jifu Shareholders as consideration for Jifu entering into certain controlling agreements (the "VIE Agreement") with CC Power. CC Power will effectively own Jifu through the various conditions prescribed in the VIE Agreements. The Company will also grant 3,000,000 shares (the "Luo Shares", together with the Purchase Shares, the "Shares'") to Mr. Luo.

The Shares will be released to the Jifu Shareholders and Mr. Luo after the Company has reviewed Jifu's audited financial statements for the year ended December 31, 2013. If Jifu has achieved net revenue of $4,000,000 for the year ended December 31, 2013 (the "Target"), then the Company will release the Shares to the Jifu Shareholders and Mr. Luo in their full respective amounts. If Jifu has not achieved the Target by the end of the calendar year, the Company will decrease the amount of shares of common stock issued to the Jifu Shareholders and Mr. Luo in accordance with a formula set forth in the Agreement and release the Shares to the Jifu Shareholders and Mr. Luo in their respective decreased amounts. The Agreement has been approved by the boards of directors of the Company, CC Power, and Jifu, and the Jifu Shareholders.

Service and equipment agreement - Jifu

In January, 2013, Jifu entered into an agreement with Shenzhen Hong Di Industry Co., Ltd ("Hong Di"), a company incorporated in the PRC. Jifu will provide software and computer equipment with technical support services to Hong Di. The total consideration of this agreement is US$4,306,740 (equivalent to RMB27,169,500). The term of this agreement is 3 years. Ms. Sumin Su was the common director of both Jifu and Hong Di, before her resignation from the director of Hong Di became effective on June 19, 2013.

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1. Organization and Nature of Business

XcelMobility Inc.
XcelMobility Inc. ("Xcel" or the "Company") was incorporated under the laws of the State of Nevada on December 27, 2007. Initial operations have included organization and incorporation, target market identification, marketing plans, and capital formation. The Company was no longer a development stage company after the Company started to generate revenues from various application of mobile device.

Share Cancellation

On August 11, 2011, Moses Carlo Supera Paez, a director and shareholder of the Company, surrendered 17,700,000 shares of common stock for cancellation. Further, on August 30, 2011, Mr. Paez surrendered an additional 7,350,000 shares of our common stock for cancellation and Mr. Jaime Brodeth, one of our former directors and a shareholder, surrendered 22,950,000 shares of our common stock for cancellation. As such, immediately prior to the Exchange Transaction as further discussed in detail later and after giving effect to the foregoing cancellations, the Company had 29,700,000 shares of common stock issued and outstanding. Immediately after the Exchange Transaction, the Company had 60,000,000 shares of common stock issued and outstanding.

CC Mobility Limited
CC Mobility Limited ("CC Mobility"), a company organized under the laws of Hong Kong, was formed on May 3, 2011 and has authorized capital of 10,000 shares with registered capital of HK$1,000 at HK$1 per share. At formation, CC Mobility Limited has issued 560 shares to CC Wireless Limited, a company organized under the laws of Hong Kong, and 440 shares to Sheen Ventures Limited, a company organized under the laws of Hong Kong. The Company is a holding company formed for the purpose of acquiring a target company to effect a reverse merger with a U.S. reporting company. The reverse merger was completed on August 30, 2011.

CC Power Investment Consulting Co. Ltd.
Shenzhen CC Power Investment Consulting Co. Ltd. ("CC Investment"), a wholly-owned subsidiary of CC Mobility, was incorporated on July 27, 2011 under the laws of the People's Republic of China ("PRC") as a wholly foreign owned limited liability company. The required registered capital is $2,000,000 and as of December 31, 2013, $400,000 of the registered capital has been contributed.

Shenzhen CC Power Corporation
Shenzhen CC Power Corporation ("CC Power") is a Chinese enterprise organized in the PRC on March 13, 2003 in accordance with the Laws of the People's Republic of China. The required registered capital of CC Power was approximately $1,547,000 (RMB 10,000,000) and as of December 31, 2013, CC Power has paid up approximately $346,000 (RMB2,526,000). In March 2011, Mr. Ryan Ge sold his 5% ownership in CC Power to the other shareholder, Xili Wang ("CC Power Shareholder"). Ms. Wang holds 100% ownership interest in CC Power as of December 31, 2013 and 2012.

CC Power is primarily engaged in the research, development and commercialization of applications for mobile devices that access the Internet utilizing mobile phone networks. CC Power's principal activity is the design, testing sale and support of software to support mobile internet applications on cellular phones, smart phones, tablets and mobile computers in China. The principal product designed and built by CC Power is its Mach 5 Accelerator. This product has been independently tested by all 3 mobile phone carriers in China and accesses the internet 5 times faster than with other mobile browsers. The speed of the Mach 5 browser enables CC Power to develop other mobile software that can leverage off the Mach 5 products speed of processing. In order to support CC Power products the Company has built a series of server locations throughout China. CC Power sells its products to corporations directly, to individual users via the company's website and retail locations, through distribution agents and through all three mobile phone carriers in China.

As noted above, the primary purpose of CC Power is to develop software that allows user faster access to the Internet. CC Power's primary focus is in the mobile Internet market, with a focus on providing software that significantly increases the speed that users of smartphones, tablets and laptops can access the Internet over cellular phone networks. CC Power also uses their technology to increase the speed at which users of Virtual Private Networks can access data from their networks.

Share Exchange Agreement

On August 30, 2011, the Company completed a voluntary share exchange transaction with Shenzhen CC Power Corporation, CC Mobility Limited and the shareholders of CC Mobility ("Selling Shareholders") pursuant to a Share Exchange Agreement dated July 5, 2011 (the "Exchange Agreement"). In accordance with the terms of Exchange Agreement, on the Closing Date, Xcel issued 30,300,000 shares of its common stock to the Selling Shareholders in exchange for 100% of the issued and outstanding capital stock of CC Mobility (the "Exchange Transaction"). As a result of the Exchange Transaction, there was a change of control in the Company as the Selling Shareholders of CC Mobility acquired 50.5% of Xcel's issued and outstanding common stock, CC Mobility became Xcel's wholly-owned subsidiary, and Xcel acquired the business and operations of CC Mobility and CC Power.

For accounting purposes, the merger transaction is being accounted for as a reverse merger. The transaction has been treated as a recapitalization of CC Mobility and its subsidiaries, with Xcel (the legal acquirer of CC Mobility and its subsidiaries) considered the accounting acquiree and CC Mobility whose management took control of Xcel (the legal acquire of CC Mobility) considered the accounting acquirer.

CC Power is owned by an individual but controlled by CC Investment through a series of contractual arrangements that transferred all of the benefits and responsibilities for the operations of CC Power to CC Investment. CC Investment accounts for CC Power as a Variable Interest Entity ("VIE") under ASC 810 "Consolidation." Accordingly, CC Investment consolidates CC Power's results, assets and liabilities.

Shenzhen Jifu Communication Technology Co., Ltd.

Shenzhen Jifu Communication Technology Co., Ltd ("Jifu"), was incorporated on April 16, 2001 under the laws of the People's Republic of China ("PRC") as a limited liability company. The required registered capital is RMB3,000,000 and all of the required registered capital has been contributed.

Jifu is primarily engaged in develops and distributes optical transmitters and receivers, electronic surveillance equipment, and other communications equipment. Jifu also engages in the purchase and sale of electronic products, network products, and communications equipment. In order to bolster its business, Jifu also engages in software research and development.

On May 7, 2013, the Company entered into and consummated a Stock Purchase Agreement (the "Agreement") with Shenzhen CC Power Investment Consulting Co., Ltd., a company organized under the laws of the People's Republic of China and an indirect wholly-owned subsidiary of the Company ("CC Power"), Shenzhen Jifu Communication Technology Co., Ltd. a company organized under the laws of the People's Republic of China ("Jifu") the shareholders of Jifu set forth in the signature page to the Agreement (the "Jifu Shareholders") and Hui Luo.

Pursuant to the terms and conditions of the Agreement, the Company will issue an aggregate of 27,000,000 shares of the Company's common stock (the "Purchase Shares") to the Jifu Shareholders as consideration for Jifu entering into certain controlling agreements (the "VIE Agreement") with CC Power. CC Power will effectively own Jifu through the various conditions prescribed in the VIE Agreements. The Company will also grant 3,000,000 shares (the "Luo Shares", together with the Purchase Shares, the "Shares'") to Mr. Luo.

The Shares will be released to the Jifu Shareholders and Mr. Luo after the Company has reviewed Jifu's audited financial statements for the year ended December 31, 2013. If Jifu has achieved net revenue of $4,000,000 for the year ended December 31, 2013 (the "Target"), then the Company will release the Shares to the Jifu Shareholders and Mr. Luo in their full respective amounts. If Jifu has not achieved the Target by the end of the calendar year, the Company will decrease the amount of shares of common stock issued to the Jifu Shareholders and Mr. Luo in accordance with a formula set forth in the Agreement and release the Shares to the Jifu Shareholders and Mr. Luo in their respective decreased amounts. The Agreement has been approved by the boards of directors of the Company, CC Power, and Jifu, and the Jifu Shareholders.

Service and equipment agreement - Jifu

In January, 2013, Jifu entered into an agreement with Shenzhen Hong Di Industry Co., Ltd ("Hong Di"), a company incorporated in the PRC. Jifu will provide software and computer equipment with technical support services to Hong Di. The total consideration of this agreement is US$4,306,740 (equivalent to RMB27,169,500). The term of this agreement is 3 years. Ms. Sumin Su was the common director of both Jifu and Hong Di, before her resignation from the director of Hong Di became effective on June 19, 2013.

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